                                                                               .
                                                                               .
                                                                               .

                   PROSPECTUS SUPPLEMENT DATED JUNE 25, 2007*

PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)     S-6418 J
 VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES                  05/07  (05/01/07)

On page 78 of the prospectus, "Appendix A: Policy Availability by Jurisdiction" is replaced with the following:

APPENDIX A: POLICY AVAILABILITY BY JURISDICTION

We first offered the VUL IV and VUL IV -- ES policies described in this prospectus (other than the prior policies) on the "Effective Date" shown below.

--------------------------------------------------------------------------------------
EFFECTIVE DATE            APPROVAL BY STATE
--------------------------------------------------------------------------------------
  Aug. 30, 2005           Alabama, Arizona, Arkansas, California, Colorado,
                          Connecticut, District of Columbia, Hawaii, Idaho, Iowa,
                          Kansas, Kentucky, Maine, Michigan, Minnesota, Mississippi,
                          Missouri, Nebraska, New Hampshire, New Mexico, North Dakota,
                          Ohio, Oregon, Pennsylvania, South Dakota, Tennessee, Texas,
                          Utah, Vermont, Virginia, Washington, West Virginia,
                          Wisconsin and Wyoming.
--------------------------------------------------------------------------------------
  Sept. 16, 2005          Alaska, Florida, Georgia, Indiana, Montana, Nevada, North
                          Carolina and Oklahoma.
--------------------------------------------------------------------------------------
  Oct. 21, 2005           American Samoa, Delaware, Illinois, Louisiana and Rhode
                          Island.
--------------------------------------------------------------------------------------
  Dec. 9, 2005            Maryland and South Carolina.
--------------------------------------------------------------------------------------
  May 1, 2006             New Jersey.
--------------------------------------------------------------------------------------
  June 25, 2007           Massachusetts.
--------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6418-16 A (6/07)

* Destroy date: May 1, 2008.